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JEREMY SENDEROWICZ

jeremy.senderowicz@dechert.com
+1 212 641 5669 Direct
+1 212 698 3559 Fax

December 15, 2017

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:      DBX ETF Trust

            Securities Act File No. 333-170122

            Post-Effective Amendment No. 395

            Investment Company Act File No. 811-22487

            Amendment No. 397

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 395 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend the Registration Statement for the Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF (each, a “Fund,” and together, the “Funds”), filed on September 27, 2017 (Accession No. 0001193125-17-296096), reflecting that Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF will now track the MSCI ACWI ex US High Dividend Yield Index and Xtrackers MSCI EAFE High Dividend Yield Equity ETF will now track the MSCI EAFE High Dividend Yield Index, and revising the applicable disclosure with respect to each Fund to reflect these changes. The Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF’s name will change to Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and the Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF’s name will change to Xtrackers MSCI EAFE High Dividend Yield Equity ETF, respectively. This filing should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz